Income Tax - Additional Information (Detail) (Domestic Tax Authority [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Operating loss Carryforwards Federal	$ 2,493,908	$ 0